Nature of Operations (Details) - Schedule of Allocation of the Purchase Price - Purchase Price [Member] $ in Thousands	2 Months Ended
Mar. 31, 2024 USD ($)
Nature of Operations (Details) - Schedule of Allocation of the Purchase Price [Line Items]
Cash	$ 963,855
Net working capital (excluding cash and cash equivalents)	(1,819,514)
Fixed assets	929,346
Acquired in-process research and development	45,640,000
Net assets acquired	45,713,687
Loss on consolidation of VIE	4,836,216
Total purchase price	$ 50,549,903